Share Based Compensation (Details) - Schedule of Activity with Respect Status of, RSUs	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Activity with Respect Status of, RSUs [Abstract]
Number of RSUs, Unvested | shares
Weighted Average Grant Date Value, Unvested | $ / shares
Number of RSUs, Granted | shares	2,462,989
Weighted Average Grant Date Value, Granted | $ / shares	$ 8.88
Number of RSUs, Forfeited | shares	(108,000)
Weighted Average Grant Date Value, Forfeited | $ / shares	$ 10.12
Number of RSUs, Vested | shares	(699,447)
Weighted Average Grant Date Value, Vested | $ / shares	$ 6.98
Number of RSUs, Unvested | shares	1,655,542
Weighted Average Grant Date Value, Unvested | $ / shares	$ 9.61